Cover Page - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Feb. 20, 2024	Jun. 30, 2023
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Registrant Name	WATSCO, INC.
Entity Central Index Key	0000105016
Entity File Number	1-5581
Entity Incorporation, State or Country Code	FL
Document Annual Report	true
Document Transition Report	false
Entity Address, City or Town	Miami
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, Postal Zip Code	33133
Entity Address, Address Line Two	Suite 901
Entity Address, State or Province	FL
City Area Code	305
Local Phone Number	714-4100
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 12,929
ICFR Auditor Attestation Flag	true
Auditor Firm ID	34
Auditor Name	Deloitte & Touche LLP
Auditor Location	Miami, FL
Document Financial Statement Error Correction [Flag]	false
KPMG LLP [Member]
Document Information [Line Items]
Auditor Firm ID	185
Auditor Name	KPMG LLP
Auditor Location	Miami, FL
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	WSO
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		33,934,349
Common Class B [Member]
Document Information [Line Items]
Trading Symbol	WSOB
Security Exchange Name	NYSE
Title of 12(b) Security	Class B common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		5,562,249